UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5079

John Hancock Tax-Exempt Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2006

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock

New York Tax-Free Income Fund

Annual Report

8.31.06

TABLE OF CONTENTS

Managers' report

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 1 0

Financial statements
page 1 4

Trustees & officers
page 30

For more information
page 36

CEO corner

To Our Shareholders,

The future has arrived at John Hancock Funds.

We have always been firm believers in the powerful role the Internet can play in providing fund information to our shareholders and prospective investors. Recently, we launched a redesigned, completely overhauled Web site that is more visually pleasing, easier to navigate and, most importantly, provides more fund information and learning tools without overwhelming the user.

Not long after we embarked on this major project, a study was released by the Investment Company Institute, the mutual fund industry’s main trade group, which found that an overwhelming majority of shareholders consider the Internet the “wave of the future” for accessing fund information.

Our new site sports fresher and faster ways to access account information. New innovations allow investors to view funds by risk level, track the performance of the John Hancock funds of their choice or sort funds by Morningstar, Inc.’s star ratings. Investors who own a John Hancock fund through a qualified retirement plan and don’t pay sales charges when making a purchase have the option of sorting by a “Load Waived” Morningstar Rating, thereby creating an apples-to-apples comparison with no-load funds that may also be available in their retirement plan.

The new site also has more educational tools and interactive modules to educate and assist investors with their financial goals, from college savings to retirement planning. A new “I want to…” feature allows investors to check performance, invest more money, update personal information or download prospectuses and forms quickly and easily.

In another of our ongoing efforts to provide our shareholders with top-notch service, we also redesigned our shareholder reports, as you may have noticed with this report. We hope the larger size, more colorful cover and redesigned presentation of the commentary and data tables will draw you in and make them easier to read.

After you’ve read your shareholder report, we encourage you to visit our new Web site — www.jhfunds.com — and take a tour. It’s easy, fast and fun and allows you to be in control of what you see and do. In short, it’s the wave of the future!

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of August 31, 2006. They are subject to change at any time.

Your fund at a glance

The Fund seeks a high level of current income, consistent with preservation of capital, that is exempt from federal, New York State and New York City personal income taxes. In pursuing this goal, the Fund normally invests at least 80% of its assets in securities of any maturity exempt from federal and New York personal income taxes.

Over the last twelve months

► Municipal bonds gained ground and surpassed the performance of the broad taxable bond market.

► The Fund’s return trailed both its peer group average and benchmark index.

► Industrial and economic development bonds were the best performers in the portfolio, while higher-quality bonds lagged.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
Puerto Rico Aqueduct & Sewer Auth, 7-1-11, 7.720%	4.0%

New York Liberty Development Corp., 10-1-35, 5.250%	3.8%

New York State Dormitory Auth, 5-15-19, 5.500%	3.7%

Triborough Bridge & Tunnel Auth, 1-1-21, 6.125%	3.0%

New York City Municipal Water Finance Auth, 6-15-33, 5.500%	2.7%

New York, City of, 12-1-17, 5.250%	2.6%

Virgin Islands Public Finance Auth, 10-1-18, 5.875%	2.6%

Port Auth of New York & New Jersey, 10-1-19, 6.750%	2.5%

New York Local Government Assistance Corp., 4-1-17, 5.5%	2.3%

Puerto Rico Public Building Auth, 7-1-12, 6.250%	2.1%

As a percentage of net assets on August 31, 2006.

1

Managers’ report

John Hancock

New York Tax-Free Income Fund

Continuing a three-year trend, municipal bonds posted positive results for the 12 months ended August 31, 2006, and outperformed the taxable bond market. The Lehman Brothers Municipal Bond Index returned 3.03%, compared with the 1.71% return of the Lehman Brothers U.S. Aggregate Bond Index, a broad measure of the taxable bond market.

In an ongoing effort to keep the economy and inflation from overheating, the Federal Reserve raised short-term interest rates seven times over the past 12 months, for a total of 17 rate hikes since June 2004. The Fed’s efforts boosted the federal funds rate to 5.25%, its highest level in more than five years. The Fed rate hikes, along with solid economic growth and inflation concerns driven largely by record-high energy and commodity prices, pushed interest rates higher across the board.

Although short-term municipal bond yields also rose during the period, long-term municipal yields held firm. As a result, the municipal yield curve flattened as short-term yields approached long-term yields. However, the convergence was less dramatic than in the U.S. Treasury bond market, where the yield curve “inverted” (shorter-term yields surpassed long-term yields).

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS
Liberty bonds	▲	Lower-quality bonds benefited from strong demand and
support for downtown New York City redevelopment
Industrial development	▲	Demand for yield provided a lift to these
bonds		high-coupon securities
Short-term bonds	▼	Prices declined as the Fed continued to raise short-term interest rates

2

Portfolio Managers, MFC Global Investment Management (U.S.), LLC Dianne Sales, CFA, and Frank A. Lucibella, CFA

Through the first eight months of 2006, new municipal bond issuance was down 20% compared with the same period in 2005. This reduction in supply contributed positively to municipal bond performance, and it also dampened volatility in the municipal market compared with taxable bonds.

Credit environment in New York

Thanks to favorable economic conditions, municipal credit quality in New York remained healthy, both for the state and New York City. Tax revenues continued to improve, allowing the state to make further progress on strengthening its balance sheet and rebuilding its emergency fund. The state’s efforts were rewarded by Moody’s, which upgraded New York’s credit rating at the end of 2005. County and local governments, which saw some of their state funding disappear during the recession earlier in the decade, are now benefit-ing from the state’s improved financial position, but many still face budgetary challenges.

Fund performance

“Thanks to favorable economic

conditions, municipal credit

quality in New York remained

healthy, both for the state and

New York City.”

For the year ended August 31, 2006, John Hancock New York Tax-Free Income Fund’s Class A, Class B and Class C shares posted total returns of 2.54%, 1.83% and 1.83%, respectively, at net asset value. This performance lagged both the 2.72% average return of Morningstar’s Muni New York Long fund category1 and the 3.03% return of the Lehman Brothers Municipal Bond Index. Keep in mind that your net asset value return will be different from the Fund’s performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

New York Tax-Free Income Fund

3

Lower-rated, higher-yielding bonds outperformed

Although municipal bond yields rose over the past year, they remained relatively low by historical standards. Consequently, demand for yield continued to have a significant impact on municipal bond performance, both in New York and across the nation. The best performers were lower-quality bonds, which typically offer the highest yields.

The top-performing sectors in the portfolio reflected this trend. Industrial and economic development bonds, many of which tend to be lower-rated credits, posted strong returns during the one-year period. The bulk of the portfolio’s economic development securities are Liberty bonds, financing rebuilding efforts in the heart of New York City. Health care bonds, which comprised a significant weighting in the portfolio, also performed well. We held a diversified group of health care bonds backed by hospitals, assisted living facilities and retirement communities.

The portfolio also benefited from its exposure to sectors that provided relatively high interest income, such as specialty non-profit and pollution control bonds. Other strong performers included tobacco-related securities, which are bonds backed by the proceeds from a legal settlement between the major tobacco companies and New York (as well as 45 other states).

SECTOR DISTRIBUTION[2]
General obligation
bonds	6%
Revenue bonds
Education	14%
Water & sewer	14%
Health	10%
Industrial
development	9%
Sales tax	6%
Transportation	6%
Public facility	5%
Pollution	4%
Economic
development	4%
Tobacco	3%
Electric	2%
All other
revenue bonds	16%

High-quality securities lagged

With investor demand focused on the lower end of the credit quality spectrum, higher-rated securities were left behind and produced the weakest returns. General obligation bonds, which tend to have greater interest rate sensitivity than other municipal securities, were held in check by rising interest rates. Other higher-quality bonds, such as those backed by electric utilities and essential services such as water and sewer, have less sensitivity to the economic environment and therefore did not benefit significantly from the healthy economy.

The portfolio’s notable exposure to higher-quality securities — including general obligation, education and essential services bonds — contributed to its underperformance of the peer group average and benchmark index. In addition, the

New York Tax-Free Income Fund

4

portfolio owned a number of pre-refunded securities, which were refinanced by the issuer in advance of their maturity date. Because the funds to pay off the bonds are invested in U.S. government securities until maturity, the pre-refunded bonds have relatively high credit ratings.

“Industrial and economic development

bonds, many of which tend to be

lower-rated credits, posted strong

returns during the one-year period.”

Outlook

Although the economy has continued to grow at a solid rate, we have seen evidence of a modest, gradual slowing in economic activity.  In addition, despite a few flare-ups, inflation has remained generally under control. As a result, the Fed chose not to raise short-term interest rates at its most recent interest rate policy meeting in August. The Fed’s decision not to act — for the first time in more than two years — provided a lift to the bond market over the past month, but it also sparked speculation about when the Fed’s rate-raising activity will come to an end. Economic data in coming months will determine whether the Fed is done or merely pausing before enacting further rate hikes.

In the municipal market, we expect new issuance to pick up during the remainder of 2006, though it will likely fall short of last year’s levels overall. Yield spreads between short- and long-term bonds, as well as between higher- and lower-quality securities, remain near historically narrow levels. We expect this to change going forward and have positioned the portfolio accordingly.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on August 31, 2006.

New York Tax-Free Income Fund

5

A look at performance

For the periods ending August 31, 2006

		Average annual returns				Cumulative total returns				SEC 30-
		with maximum sales charge (POP)				with maximum sales charge (POP)				day yield

	Inception				Since				Since	as of
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception	8-31-06

A	9-13-87	–2.04%	3.24%	5.00%	—	–2.04%	17.27%	62.95%	—	3.98%

B	10-03-96	–3.09	3.12	—	4.75%	–3.09	16.59	—	58.45%	3.47

C	4-1-99	0.85	3.46	—	3.99	0.85	18.56	—	33.69	3.47

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

New York Tax-Free Income Fund

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Lehman Brothers Municipal Bond Index.

Class	Period beginning	Without sales charge	With maximum sales charge	Index

B1	10-03-96	$15,845	$15,845	$17,626

C1	4-1-99	13,369	13,369	14,653

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of August 31, 2006. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance. It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 No contingent deferred sales charge applicable.

New York Tax-Free Income Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2006, with the same investment held until August 31, 2006.

	Account value	Ending value	Expenses paid during period
	on 3-1-06	on 8-31-06	ended 8-31-06[1]

Class A	$1,000.00	$1,018.20	$5.05

Class B	1,000.00	1,014.60	8.56

Class C	1,000.00	1,014.60	8.56

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

New York Tax-Free Income Fund

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2006, with the same investment held until August 31, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 3-1-06	on 8-31-06	ended 8-31-06[1]

Class A	$1,000.00	$1,020.20	$5.05

Class B	1,000.00	1,016.70	8.57

Class C	1,000.00	1,016.70	8.57

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 0.99%, 1.69% and 1.69% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

New York Tax-Free Income Fund

9

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 8-31-06

This schedule is divided into two main categories: tax-exempt long-term bonds and short-term investments. Tax-exempt long-term bonds are broken down by state or territory. Under each state or territory is a list of securities owned by the Fund. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Tax-exempt long-term bonds 99.02%					$59,588,855
(Cost $55,218,458)
New York 85.72%					51,585,670

Albany Parking Auth,
Rev Ref Ser 2001A	5.625%	07-15-25	BBB+	$750	798,300

Chautauqua Tobacco Asset
Securitization Corp,
Rev Ref Asset Backed Bond	6.750	07-01-40	BBB	1,000	1,072,340

Essex County Industrial
Development Agency,
Rev Ref Solid Waste Disp Intl Paper
Ser 2005A	5.200	12-01-23	BBB	800	817,376

Herkimer County Industrial
Development Agency,
Rev Ref Folts Adult Home Ser 2005A	5.500	03-20-40	Aaa	1,000	1,108,070

Metropolitan Transportation Auth,
Rev Serv Contract Commuter Facil Ser 3	7.375	07-01-08	A1	375	391,834

Monroe Newpower Corp,
Rev Ref Pwr Facil	5.100	01-01-16	BBB	1,000	1,032,690

Nassau County Industrial
Development Agency,
Rev Ref Civic Facil North Shore Hlth
Sys Projs Ser 2001A	6.250	11-01-21	A3	275	298,529
Rev Ref Civic Facil North Shore Hlth
Sys Projs Ser 2001B	5.875	11-01-11	A3	285	298,384

New York, City of,
Gen Oblig Unltd Preref Ser 1990B	8.250	06-01-07	AA–	180	186,298
Gen Oblig Unltd Ser 1993E2 (P)	3.540	08-01-20	AAA	300	300,000
Gen Oblig Unltd Ser 2001B	5.250	12-01-17	AA–	1,500	1,583,535
Gen Oblig Unltd Ser 2004J	5.000	05-15-23	AA–	1,000	1,046,110
Gen Oblig Unltd Unref Bal Ser 1990B	8.250	06-01-07	AA–	20	20,660

New York City Industrial
Development Agency,
Rev Civic Facil Lycee Francais de NY
Proj Ser 2002A	5.375	06-01-23	A	1,000	1,044,370
Rev Civic Facil Polytechnic Univ Proj	6.125	11-01-30	BB+	1,000	1,055,300

New York Tax-Free Income Fund

See notes to financial statements

10

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
New York (continued)

New York City Industrial
Development Agency,
Rev Liberty 7 World Trade Ctr
Ser 2005A (G)	6.250%	03-01-15	BB–	$1,000	$1,063,360
Rev Queens Baseball Stadium-Pilot	5.000	01-01-36	AAA	1,000	1,053,580
Rev Ref Brooklyn Navy Yard
Cogen Partners	5.650	10-01-28	BBB–	1,000	1,004,130
Rev Spec Airport Facil Airis JFK I LLC
Proj Ser 2001A	5.500	07-01-28	BBB–	1,000	1,027,510
Rev Terminal One Group Assn Proj	5.500	01-01-21	BBB+	1,000	1,077,830

New York City Municipal Water
Finance Auth,
Rev Preref Wtr & Swr Sys Ser 2000B	6.000	06-15-33	AA+	740	810,233
Rev Ref Wtr & Swr Sys	5.500	06-15-33	AA+	1,500	1,615,995
Rev Ref Wtr & Swr Sys Cap Apprec
Ser 2001D	Zero	06-15-20	AA+	2,000	1,124,460
Rev Unref Bal Wtr & Swr Sys Ser 2000B	6.000	06-15-33	AA+	460	500,374

New York City Transitional Finance Auth,
Rev Future Tax Sec Ser 2000B	6.000	11-15-29	AAA	1,000	1,093,270
Rev Ref Future Tax Sec Ser 2002A
(Zero to 11-01-11 then14.000%) (O)	Zero	11-01-29	AAA	1,000	818,680

New York City Trust For Cultural Resources,
Rev Ref American Museum of
Natural History Ser 2004A	5.000	07-01-36	AAA	1,000	1,046,760

New York Liberty Development Corp,
Rev Goldman Sachs Headquarters	5.250	10-01-35	A+	2,000	2,258,080
Rev National Sports Museum Proj
Ser 2006A (G)	6.125	02-15-19	BB–	1,000	1,031,070

New York Local Government
Assistance Corp,
Rev Ref Ser 1993C	5.500	04-01-17	AAA	1,225	1,374,805

New York State Dormitory Auth,
Rev Cap Apprec FHA Insd Mtg
Ser 2000B	Zero	08-15-40	AA	3,000	386,790
Rev Lease State Univ Dorm Facil
Ser 2000A	6.000	07-01-30	AA–	1,000	1,095,770
Rev Miriam Osborn Mem Home
Ser 2000B	6.875	07-01-25	A	750	833,933
Rev North Shore L I Jewish Grp	5.375	05-01-23	A3	1,000	1,060,490
Rev Personal Income Tax Ser 2005F	5.000	03-15-30	AAA	1,000	1,049,570
Rev Ref Concord Nursing Home Inc	6.500	07-01-29	Aa1	500	538,570
Rev Ref Ser 2002B	5.250	11-15-23	AA–	1,000	1,069,620
Rev Ref State Univ Edl Facil Ser 1993A	5.500	05-15-19	AA–	2,000	2,241,720
Rev Ref State Univ Edl Facil Ser 1993A	5.250	05-15-15	AAA	1,000	1,093,340
Rev Ref Univ of Rochester Defd
Income Ser 2000A (Zero to 07-01-10
then 6.05%) (O)	Zero	07-01-25	AAA	1,000	878,130

See notes to financial statements

New York Tax-Free Income Fund

11

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
New York (continued)

New York State Dormitory Auth,
Rev State Univ Edl Facil Ser 2000B	5.375%	05-15-23	AA–	$1,000	$1,071,750
Rev Unref City Univ 4th Ser 2001A	5.250	07-01-31	AA–	130	139,551

New York State Environmental
Facilities Corp,
Rev Ref Poll Control (P)	9.416	06-15-11	AAA	500	655,025
Rev Unref Bal Poll Control Ser 1991E	6.875	06-15-10	AAA	25	25,248

New York State Power Auth,
Rev Ref Gen Purpose Ser 1990W	6.500	01-01-08	AAA	150	152,978

Onondaga County Industrial
Development Agency,
Rev Sr Air Cargo	6.125	01-01-32	Baa3	1,000	1,057,300

Orange County Industrial
Development Agency,
Rev Civic Facil Arden Hill Care Ctr
Newburgh Ser 2001C (G)	7.000	08-01-31	BB–	500	530,220

Port Auth of New York & New Jersey,
Rev Ref Spec Proj KIAC Partners Ser 4 (G)	6.750	10-01-19	BBB–	1,500	1,526,640

Suffolk County Industrial
Development Agency,
Rev Civic Facil Huntington Hosp Proj
Ser 2002B	6.000	11-01-22	BBB	1,000	1,074,910
Rev Ref Jeffersons Ferry Proj	5.000	11-01-28	BBB–	1,000	1,023,960

Triborough Bridge & Tunnel Auth,
Rev Ref Gen Purpose Ser 1992Y	6.125	01-01-21	AAA	1,500	1,824,135

TSASC, Inc.,
Rev Tobacco Settlement Asset
Backed Bond Ser 1	5.500	07-15-24	AAA	800	865,600

Upper Mohawk Valley Regional Water
Finance Auth,
Rev Wtr Sys Cap Apprec	Zero	04-01-22	Aaa	2,230	1,150,903

Westchester County Healthcare Corp,
Rev Ref Sr Lien Ser 2000A	6.000	11-01-30	BB	1,150	1,161,684

Yonkers Industrial Development Agency,
Rev Community Dev Pptys Yonkers
Inc Ser 2001A	6.625	02-01-26	BBB–	1,000	1,123,900
Puerto Rico 9.72%					5,850,054

Puerto Rico Aqueduct & Sewer Auth,
Rev Ref Inverse Floater (Gtd) (P)	7.720	07-01-11	AAA	2,000	2,397,960

Puerto Rico, Commonwealth of,
Gen Oblig Unltd Ser 975 (P)	6.360	07-01-18	Aaa	500	571,795

Puerto Rico Public Building Auth,
Rev Govt Facil Ser 1995A (Gtd)	6.250	07-01-12	AAA	1,110	1,260,338

New York Tax-Free Income Fund

See notes to financial statements

12

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Puerto Rico (continued)

Puerto Rico Public Finance Corp,
Rev Preref Commonwealth Approp
Ser 2002E	5.500%	08-01-29	BBB–	$1,005	$1,095,078
Rev Unref Bal Commonwealth
Approp Ser 2002E	5.500	08-01-29	BBB–	495	524,883
Virgin Islands 3.58%					2,153,131

Virgin Islands Public Finance Auth,
Rev Ref Gross Receipts Tax Ln Note
Ser 1999A	6.500	10-01-24	BBB	535	585,226
Rev Sub Lien Fund Ln Notes
Ser 1998E (G)	5.875	10-01-18	BBB–	1,500	1,567,905

			Interest	Par value
Issuer, description, maturity date			rate	(000)	Value

Short-term investments 0.07%					$46,000
(Cost $46,000)
Joint Repurchase Agreement 0.07%					46,000

Investment in a joint repurchase agreement transaction
with Barclays Capital, Inc. — Dated 8-31-06, due
9-1-06 (Secured by U.S. Treasury Inflation Indexed
Note 2.000%, due 1-15-16)			5.240%	$46	46,000

Total investments (cost $55,264,458) 99.09%					$59,634,855

Other assets and liabilities, net 0.91%					$545,437

Total net assets 100.00%					$60,180,292

(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on August 31, 2006.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

New York Tax-Free Income Fund

13

F I N A N C I A L    S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-06

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets
Investments at value (cost $55,264,458)	$59,634,855
Cash	684
Receivable for shares sold	6,675
Interest receivable	755,751
Other assets	5,162
Total assets	60,403,127

Liabilities
Payable for shares repurchased	127,085
Dividends payable	6,476
Payable to affiliates
Management fees	26,278
Distribution and service fees	4,912
Other	4,462
Other payables and accrued expenses	53,622
Total liabilities	222,835

Net assets
Capital paid-in	56,458,172
Accumulated net realized loss on investments	(667,349)
Net unrealized appreciation of investments	4,370,397
Accumulated net investment income	19,072
Net assets	$60,180,292

Net asset value per share
Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($43,180,291 ÷ 3,482,355 shares)	$12.40
Class B ($13,548,592 ÷ 1,092,643 shares)	$12.40
Class C ($3,451,409 ÷ 278,352 shares)	$12.40

Maximum offering price per share
Class A1 ($12.40 ÷ 95.5%)	$12.98

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

New York Tax-Free Income Fund

See notes to financial statements

14

F I N A N C I A L    S T A T E M E N T S

Statement of operations For the year ended 8-31-06.

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Interest	$3,249,485
Total investment income	3,249,485

Expenses
Investment management fees	310,313
Class A distribution and service fees	127,784
Class B distribution and service fees	155,150
Class C distribution and service fees	39,529
Transfer agent fees	47,542
Accounting and legal services fees	12,534
Trustees’ fees	3,297
Compliance fees	2,412
Custodian fees	31,784
Printing	20,760
Professional fees	19,433
Registration and filing fees	4,603
Interest	621
Miscellaneous	687
Total expenses	776,449
Less expense reductions	(68)
Net expenses	776,381
Net investment income	2,473,104

Realized and unrealized gain (loss)
Net realized gain on investments	99,789
Change in net unrealized appreciation (depreciation) of investments	(1,231,981)
Net realized and unrealized loss	(1,132,192)
Increase in net assets from operations	$1,340,912

See notes to financial statements

New York Tax-Free Income Fund

15

F I N A N C I A L    S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	8-31-05	8-31-06

Increase (decrease) in net assets
From operations
Net investment income	$2,603,354	$2,473,104
Net realized gain	294,300	99,789
Change in net unrealized appreciation (depreciation)	482,944	(1,231,981)
Increase in net assets resulting from operations	3,380,598	1,340,912
Distributions to shareholders
From net investment income
Class A	(1,795,694)	(1,786,319)
Class B	(641,513)	(541,611)
Class C	(161,892)	(137,990)
	(2,599,099)	(2,465,920)
From Fund share transactions	(3,433,083)	(4,118,407)

Net assets
Beginning of period	68,075,291	65,423,707
End of period[1]	$65,423,707	$60,180,292

1 Includes accumulated net investment income of $19,072 and $19,072, respectively.

New York Tax-Free Income Fund

See notes to financial statements

16

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	8-31-02[1]	8-31-03	8-31-04	8-31-05	8-31-06

Per share operating performance
Net asset value, beginning of period	$12.57	$12.48	$12.10	$12.46	$12.61
Net investment income[2]	0.58	0.56	0.54	0.52	0.52
Net realized and unrealized
gain (loss) on investments	(0.09)	(0.38)	0.36	0.15	(0.21)
Total from investment operations	0.49	0.18	0.90	0.67	0.31
Less distributions
From net investment income	(0.58)	(0.56)	(0.54)	(0.52)	(0.52)
Net asset value, end of period	$12.48	$12.10	$12.46	$12.61	$12.40
Total return[3] (%)	4.04[4]	1.43[4]	7.54[4]	5.50	2.54

Ratios and supplemental data
Net assets, end of period
(in millions)	$49	$46	$44	$44	$43
Ratio of net expenses to average
net assets (%)	1.05	1.00	1.01	1.06	1.03
Ratio of gross expenses to average
net assets (%)	1.06[5]	1.02[5]	1.02[5]	1.06	1.03[5]
Ratio of net investment income
to average net assets (%)	4.71	4.55	4.35	4.18	4.20
Portfolio turnover (%)	36	17	43	25	32

See notes to financial statements

New York Tax-Free Income Fund

17

F I N A N C I A L    S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	8-31-02[1]	8-31-03	8-31-04	8-31-05	8-31-06

Per share operating performance
Net asset value, beginning of period	$12.57	$12.48	$12.10	$12.46	$12.61
Net investment income[2]	0.49	0.47	0.45	0.43	0.43
Net realized and unrealized
gain (loss) on investments	(0.09)	(0.38)	0.36	0.15	(0.21)
Total from investment operations	0.40	0.09	0.81	0.58	0.22
Less distributions
From net investment income	(0.49)	(0.47)	(0.45)	(0.43)	(0.43)
Net asset value, end of period	$12.48	$12.10	$12.46	$12.61	$12.40
Total return[3] (%)	3.31[4]	0.72[4]	6.80[4]	4.77	1.83

Ratios and supplemental data
Net assets, end of period
(in millions)	$23	$22	$20	$17	$14
Ratio of net expenses to average
net assets (%)	1.75	1.70	1.71	1.76	1.73
Ratio of gross expenses to average
net assets (%)	1.76[5]	1.72[5]	1.72[5]	1.76	1.73[5]
Ratio of net investment income
to average net assets (%)	4.01	3.85	3.65	3.48	3.50
Portfolio turnover (%)	36	17	43	25	32

New York Tax-Free Income Fund

See notes to financial statements

18

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	8-31-02[1]	8-31-03	8-31-04	8-31-05	8-31-06

Per share operating performance
Net asset value, beginning of period	$12.57	$12.48	$12.10	$12.46	$12.61
Net investment income[2]	0.49	0.47	0.45	0.43	0.43
Net realized and unrealized
gain (loss) on investments	(0.09)	(0.38)	0.36	0.15	(0.21)
Total from investment operations	0.40	0.09	0.81	0.58	0.22
Less distributions
From net investment income	(0.49)	(0.47)	(0.45)	(0.43)	(0.43)
Net asset value, end of period	$12.48	$12.10	$12.46	$12.61	$12.40
Total return[3] (%)	3.31[4]	0.72[4]	6.80[4]	4.77	1.83

Ratios and supplemental data
Net assets, end of period
(in millions)	$3	$5	$5	$5	$3
Ratio of net expenses to average
net assets (%)	1.75	1.70	1.71	1.76	1.73
Ratio of gross expenses to average
net assets (%)	1.76[5]	1.72[5]	1.72[5]	1.76	1.73[5]
Ratio of net investment income
to average net assets (%)	4.01	3.81	3.65	3.48	3.50
Portfolio turnover (%)	36	17	43	25	32

1 As required, effective 9-1-01 the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. This change had no effect on per share amounts for the year ended 8-31-02 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 4.69%, 3.99% and 3.99%, for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 9-1-01 have not been restated to reflect this change in presentation.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Does not take into consideration expense reductions during the period shown.

See notes to financial statements

New York Tax-Free Income Fund

19

Notes to financial statements

Note A
Accounting policies

John Hancock New York Tax-Free Income Fund (the “Fund”) is a non-diversified series of John Hancock Tax-Exempt Series Fund (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund seeks a high level of current income, consistent with the preservation of capital, that is exempt from federal, New York State and New York City personal income taxes. Since the Fund invests primarily in New York state issuers, the Fund may be affected by political, economic or regulatory developments in the state of New York.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value

New York Tax-Free Income Fund

20

of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifi-able to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended August 31, 2006.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $623,645 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gains distributions will be made. The loss carryforward expires as follows: August 31, 2008 — $25,762, August 31, 2010 — $181,898, August 31, 2011 — $414,533 and August 31, 2012 — $1,452.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting  for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Fund, and has not at this time quantified the impact, if any, resulting from the adoption of the Interpretation on the Fund’s financial statements.

In September 2006, FASB Standard No. 157, Fair Value Measurements (the “FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of the FAS 157 to the Fund, and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund’s net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended August 31, 2005, the tax character of distributions paid was as follows: ordinary income $2,692 and exempt income $2,596,407. During the year ended August 31, 2006, the tax character of distributions paid was as follows: ordinary income $3,200 and exempt income $2,462,720. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of August 31, 2006, the components of distributable earnings on a tax basis included $29,522 of undistributed exempt income.

New York Tax-Free Income Fund

21

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $250,000,000 of the Fund's average daily net asset value; (b) 0.45% of the next $250,000,000; (c) 0.425% of the next $500,000,000; (d) 0.40% of the next $250,000,000 and (e) 0.30% of the Fund's average daily net asset value in excess of $1,250,000,000.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICO”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

Effective October 1, 2006, Sovereign changed its name to MFC Global Investment Management (U.S.), LLC.

The Fund has an agreement with its custodian bank, under which custody fees are reduced by balance credits applied during the year. Accordingly, the expense reductions related to custody fee offsets amounted to $68, which had no impact on the Fund’s ratio of expenses to average net assets, for the year ended August 31, 2006. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended August 31, 2006, JH Funds received net up-front sales charges of $42,712 with regard to sales of Class A shares. Of this amount, $5,134 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $33,361 was paid as sales commissions to unrelated broker-dealers and $4,217 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, JHLICO, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original

New York Tax-Free Income Fund

22

purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended August 31, 2006, CDSCs received by JH Funds amounted to $20,944 for Class B shares and $39 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICO. The Fund pays a monthly transfer agent fee at an annual rate of 0.01% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeded the median transfer agency fee for comparable mutual funds by greater than 0.05% . There were no transfer agent fee reductions during the year ended August 31, 2006. Signature Services terminated this agreement June 30, 2006.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $12,534. The Fund also paid the Adviser the amount of $1,821 for certain publishing services, included in the printing fees. The Fund reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

New York Tax-Free Income Fund

23

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 8-31-05			Year ended 8-31-06
	Shares	Amount	Shares	Amount

Class A shares

Sold	275,656	$3,450,163	313,148	$3,860,804
Distributions reinvested	99,529	1,245,508	99,641	1,227,725
Repurchased	(411,025)	(5,140,957)	(394,010)	(4,851,704)
Net increase (decrease)	(35,840)	($445,286)	18,779	$236,825

Class B shares

Sold	76,183	$951,422	33,049	$409,088
Distributions reinvested	29,637	370,864	27,838	343,042
Repurchased	(322,709)	(4,037,119)	(334,834)	(4,123,694)
Net decrease	(216,889)	($2,714,833)	(273,947)	($3,371,564)

Class C shares

Sold	29,713	$371,933	11,285	$137,862
Distributions reinvested	8,575	107,317	7,691	94,775
Repurchased	(60,071)	(752,214)	(98,780)	(1,216,305)
Net decrease	(21,783)	($272,964)	(79,804)	($983,668)

Net decrease	(274,512)	($3,433,083)	(334,972)	($4,118,407)

Note D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended August 31, 2006, aggregated $19,461,230 and $23,491,945, respectively.

The cost of investments owned on August 31, 2006, including short-term investments, for federal income tax purposes, was $55,229,426. Gross unrealized appreciation and depreciation of investments aggregated $4,409,499 and $4,070, respectively, resulting in net unrealized appreciation of $4,405,429. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the amortization of premiums and accretion of discount on debt securities.

Note E
Reclassification of accounts

During the year ended August 31, 2006, the Fund reclassified amounts to reflect a decrease in accumulated net investment income of $7,184 and an increase in capital paid-in of $7,184.

This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of August 31, 2006. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for amortization of premium on debt securities. The calculation of net investment income per share in the Fund’s Financial Highlights excludes these adjustments.

New York Tax-Free Income Fund

24

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock New York Tax-Free Income Fund, In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock New York Tax-Free Income Fund (the “Fund”) as of August 31, 2006, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities as of August 31, 2006 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 18, 2006

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended August 31, 2006.

None of the 2006 income dividends qualify for the corporate dividends-received deduction. Shareholders who are not subject to the alternative minimum tax received income dividends that are 99.87% tax-exempt. The percentage of income dividends from the Fund subject to the alternative minimum tax is 12.57% . None of the income dividends were derived from U.S. Treasury Bills.

For specific information on exception provisions in your state, consult your local state tax officer or your tax adviser. Shareholders will be mailed a 2006 U.S. Treasury Department Form 1099-DIV in January 2007. This will reflect the total of all distributions that are taxable for calendar year 2006.

Board Consideration of and
Continuation of Investment Advisory
Agreement and Sub-Advisory
Agreement: John Hancock New York
Tax-Free Income Fund

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Tax-Exempt Series Fund (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Sovereign Asset Management LLC (the “Sub-Adviser”) for the John Hancock New York Tax-Free Income Fund (the “Fund”). The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At meetings held on May 1–2 and June 5–6, 2006,1 the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Sub-Adviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the “Category”) and a peer group of comparable funds (the “Peer Group”) each selected by Morningstar Inc. (“Morningstar”), an independent provider of investment company data, for a range of periods ended December 31, 2005; (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group; (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Sub-Adviser; (iv) the Adviser’s  financial results and condition including its and certain of its affiliates’ profitability from services performed for the Fund; (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale; (vi) the Adviser’s and Sub-Adviser’s record of compliance with applicable laws and regulations with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Sub-Adviser’s compliance department; (vii) the background and experience of senior management and investment professionals and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Sub-Adviser.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Sub-Adviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Sub-Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were sufficient to support renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2005. The Board also

27

considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the periods under review was generally competitive with the performance of the Peer Group and Category medians, and its benchmark index, the Lehman Brothers Municipal NY Index. The Board noted that, for the 3- and 5-year periods under review, the Fund’s performance was higher than the performance of the Peer Group median, and was lower than the performance of the Category median and benchmark index. The Board also noted that, for the 1- and 10-year periods under review, the Fund’s performance was higher than the performance of the Peer Group and Category medians, and was lower than the performance of the benchmark index.

Investment advisory fee and sub-advisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was equal to the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (“Expense Ratio”). The Board received and considered information comparing the Expense Ratio of the Fund to that of the Category and Peer Group medians. The Board noted that the Fund’s Expense Ratio was higher than the Category and Peer Group medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment sub-advisory fee rate (the “Sub-Advisory Agreement Rate”) payable by the Adviser to the Sub-Adviser for investment sub-advisory services. The Board concluded that the Sub-Advisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Sub-Adviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Sub-Adviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Sub-Advisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Sub-Adviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Sub-Adviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Sub-Adviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year.

In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment offi-cers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

1 The Board previously considered information about the Sub-Advisory Agreement at the September and December 2005 Board meetings in connection with the Adviser’s reorganization.

29

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion , Born: 1946	2005	53
Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin, Born: 1940	2005	53
Director and Treasurer, Alpha Analytical Laboratories Inc. (chemical analysis)
(since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency,
Inc. (since 1995); Part Owner and Vice President, Mone Lawrence Carlin
Insurance Agency, Inc. (until 2005); Director and Treasurer, Rizzo Associates
(engineering) (until 2000); Chairman and CEO, Carlin Consolidated, Inc.
(management/investments) (since 1987); Director and Partner, Proctor Carlin
& Co., Inc. (until 1999); Trustee, Massachusetts Health and Education Tax
Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp.
(until 2001), Arbella Mutual (insurance) (until 2000), HealthPlan Services, Inc.
(until 1999), Flagship Healthcare, Inc. (until 1999), Carlin Insurance Agency, Inc.
(until 1999); Chairman, Massachusetts Board of Higher Education (until 1999).

Richard P. Chapman, Jr.,[2] Born: 1935	1987	53
President and Chief Executive Officer, Brookline Bancorp, Inc. (lending) (since
1972); Chairman and Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998); Vice Chairman, Northeastern University Board of Trustees (since 2004).

William H. Cunningham, Born: 1944	2005	160
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies (until
2001); Director of the following: Hire.com (until 2004), STC Broadcasting, Inc.
and Sunrise Television Corp. (until 2001), Symtx, Inc. (electronic manufacturing)
(since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation
(insurance) (since 2006), Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity Holdings (formerly Billing Concepts)

Independent Trustees (continued)

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

William H. Cunningham, Born: 1944 (continued)	2005	160
(until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures
(until 2001), AskRed.com (until 2001), Southwest Airlines, Introgen and
Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory
Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory
Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank
(formerly Texas Commerce Bank – Austin), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc.
(diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	2004	160
Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas, Inc.
(retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(until 2007).

John A. Moore,[2] Born: 1939	1996	53
President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Senior Scientist, Sciences International
(health research) (until 2003); Former Assistant Administrator and Deputy
Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research
(nonprofit research) (since 2002).

Patti McGill Peterson,[2] Born: 1943	1996	53
Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2005	53
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

31

Non-Independent Trustee3

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	262
President, John Hancock Annuities; Executive Vice President, John Hancock
Life Insurance Company (since June, 2004); Chairman and Director, John
Hancock Advisers, LLC (the “Adviser”), John Hancock Funds, LLC and The
Berkeley Financial Group, LLC (“The Berkeley Group”) (holding company) (since
2005); President, U.S. Annuities; Senior Vice President, The Manufacturers
Life Insurance Company (U.S.A.) (until 2004).

Principal officers who are not Trustees

Name, age
Position(s) held with Fund		Officer
Principal occupation(s) and		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser, The Berkeley Group, John
Hancock Funds, LLC (since 2005); Director, MFC Global Investment Management
(U.S.), LLC (“MFC Global (U.S.)”) (since 2005); Director, John Hancock Signature
Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds II, John Hancock Funds III and John Hancock Trust;
Director, Chairman and President, NM Capital Management, Inc. (since 2005);
Chairman, Investment Company Institute Sales Force Marketing Committee
(since 2003); Director, President and Chief Executive Officer, MFC Global (U.S.)
(2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955		2006
Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.)
(since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2006);
Vice President and Associate General Counsel, Massachusetts Mutual Life
Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel,
MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal Counsel,
MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947		2005
Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment
Management Services, LLC, the Adviser and MFC Global (U.S.) (since 2005);
Vice President and Chief Compliance Officer, John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and
Ethics & Compliance Officer, Fidelity Investments (until 2001).

Principal officers who are not Trustees (continued)

Name, age
Position(s) held with Fund	Officer
Principal occupation(s) and	of Fund
directorships during past 5 years	since

Gordon M. Shone, Born: 1956	2006
Treasurer
Treasurer, John Hancock Funds (since 2006), John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Chief Financial Officer, John Hancock Trust (2003–2005); Senior Vice President,
John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers,
LLC (since 2006) and The Manufacturers Life Insurance Company (U.S.A.)
(1998–2000).

John G. Vrysen, Born: 1955	2005
Chief Financial Officer
Director, Executive Vice President and Chief Financial Officer, the Adviser, The
Berkeley Group and John Hancock Funds, LLC (since 2005); Executive Vice
President and Chief Financial Officer, John Hancock Investment Management
Services, LLC (since 2005); Vice President and Chief Financial Officer, MFC Global
(U.S.) (since 2005); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2005); Vice President and General Manager, Fixed Annuities,
U.S. Wealth Management (until 2005); Vice President, Operations, Manulife
Wood Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805. The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2Member of Audit Committee.

3Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

33

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Kirkpatrick & Lockhart
601 Congress Street	One Wall Street	Nicholson Graham LLP
Boston, MA 02210-2805	New York, NY 10286	1 Lincoln Street
Boston, MA 02111-2950
Subadviser	Transfer agent
MFC Global Investment	John Hancock Signature	Independent registered
Management (U.S.), LLC	Services, Inc.	public accounting firm
101 Huntington Avenue	1 John Hancock Way,	PricewaterhouseCoopers LLP
Boston, MA 02199	Suite 1000	125 High Street
Principal distributor	Boston, MA 02217-1000	Boston, MA 02110
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

36

J O H N   H A N C O C K   F A M I L Y   O F  F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Classic Value Fund
Classic Value Fund II	International Core Fund
Core Equity Fund	International Fund
Focused Equity Fund	International Growth Fund
Growth Fund
Growth Opportunities Fund	INCOME
Growth Trends Fund	Bond Fund
Intrinsic Value Fund	Government Income Fund
Large Cap Equity Fund	High Yield Fund
Large Cap Select Fund	Investment Grade Bond Fund
Mid Cap Equity Fund	Strategic Income Fund
Mid Cap Growth Fund
Multi Cap Growth Fund	TAX-FREE INCOME
Small Cap Equity Fund	California Tax-Free Income Fund
Small Cap Fund	High Yield Municipal Bond Fund
Small Cap Intrinsic Value Fund	Massachusetts Tax-Free Income Fund
Sovereign Investors Fund	New York Tax-Free Income Fund
U.S. Core Fund	Tax-Free Bond Fund
U.S. Global Leaders Growth Fund
Value Opportunities Fund	MONEY MARKET
Money Market Fund
ASSET ALLOCATION & LIFESTYLE	U.S. Government Cash Reserve
Allocation Core Portfolio
Allocation Growth + Value Portfolio	CLOSED-END
Lifestyle Aggressive Portfolio	Bank & Thrift Opportunity
Lifestyle Balanced Portfolio	Financial Trends
Lifestyle Conservative Portfolio	Income Securities
Lifestyle Growth Portfolio	Investors Trust
Lifestyle Moderate Portfolio	Patriot Global Dividend
Patriot Preferred Dividend
SECTOR	Patriot Premium Dividend I
Financial Industries Fund	Patriot Premium Dividend II
Health Sciences Fund	Patriot Select Dividend
Real Estate Fund	Preferred Income
Regional Bank Fund	Preferred Income II
Technology Fund	Preferred Income III
Technology Leaders Fund	Tax-Advantaged Dividend

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock New York Tax-Free Income Fund.

7600A 8/06
10/06

John Hancock

MUTUAL FUNDS

John Hancock

Massachusetts Tax-Free Income Fund

Annual Report

8.31.06

TABLE OF CONTENTS

Managers' report

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 1 0

Financial statements
page 14

Trustees & officers
page 30

For more information
page 36

CEO corner

To Our Shareholders,

The future has arrived at John Hancock Funds.

We have always been firm believers in the powerful role the Internet can play in providing fund information to our shareholders and prospective investors. Recently, we launched a redesigned, completely overhauled Web site that is more visually pleasing, easier to navigate and, most importantly, provides more fund information and learning tools without overwhelming the user.

Not long after we embarked on this major project, a study was released by the Investment Company Institute, the mutual fund industry’s main trade group, which found that an overwhelming majority of shareholders consider the Internet the “wave of the future” for accessing fund information.

Our new site sports fresher and faster ways to access account information. New innovations allow investors to view funds by risk level, track the performance of the John Hancock funds of their choice or sort funds by Morningstar, Inc.’s star ratings. Investors who own a John Hancock fund through a qualified retirement plan and don’t pay sales charges when making a purchase have the option of sorting by a “Load Waived” Morningstar Rating, thereby creating an apples-to-apples comparison with no-load funds that may also be available in their retirement plan.

The new site also has more educational tools and interactive modules to educate and assist investors with their financial goals, from college savings to retirement planning. A new “I want to…” feature allows investors to check performance, invest more money, update personal information or download prospectuses and forms quickly and easily.

In another of our ongoing efforts to provide our shareholders with top-notch service, we also redesigned our shareholder reports, as you may have noticed with this report. We hope the larger size, more colorful cover and redesigned presentation of the commentary and data tables will draw you in and make them easier to read.

After you’ve read your shareholder report, we encourage you to visit our new Web site — www.jhfunds.com — and take a tour. It’s easy, fast and fun and allows you to be in control of what you see and do. In short, it’s the wave of the future!

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of August 31, 2006. They are subject to change at any time.

Your fund at a glance

The Fund seeks a high level of current income, consistent with preservation of capital, that is exempt from federal and Massachusetts personal income taxes. In pursuing this goal, the Fund normally invests at least 80% of its assets in securities of any maturity exempt from federal and Massachusetts personal income taxes.

Over the last twelve months

► Municipal bonds gained ground and surpassed the performance of the broad taxable bond market.

► The Fund's return was in line with its peer group average but trailed its benchmark index.

► Sales tax and health care bonds were the best performers in the portfolio, while higher-quality bonds lagged.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings

Massachusetts Turnpike Auth, 1-1-23, 5.125%	4.2%

Holyoke Gas & Electric Department, 12-1-31, 5.000%	3.3%

Route 3 North Transit Improvement Associates, 6-15-29, 5.375%	3.1%

Massachusetts Development Finance Agency 11-1-28, 5.450%	3.0%

Massachusetts Industrial Finance Agency, 12-1-20, 6.750%	2.7%

Massachusetts Water Pollution Abatement Trust, 8-1-18, 5.250%	2.6%

Massachusetts Health & Educational Facilities Auth, 12-15-31, 9.200%	2.3%

Puerto Rico Aqueduct & Sewer Auth, 7-1-19, 5.500%	2.3%

Massachusetts Housing Finance Agency, 12-1-16, 4.700%	2.2%

Massachusetts, Commonwealth of, 12-1-24, 5.500%	2.2%

As a percentage of net assets on August 31, 2006.

Managers’ report

John Hancock
Massachusetts Tax-Free Income Fund

Continuing a three-year trend, municipal bonds posted positive results for the 12 months ended August 31, 2006, and outperformed the taxable bond market. The Lehman Brothers Municipal Bond Index returned 3.03%, compared with the 1.71% return of the Lehman Brothers U.S. Aggregate Bond Index, a broad measure of the taxable bond market.

In an ongoing effort to keep the economy and inflation from overheating, the Federal Reserve raised short-term interest rates seven times over the past 12 months, for a total of 17 rate hikes since June 2004. The Fed’s efforts boosted the federal funds rate to 5.25%, its highest level in more than five years. The Fed rate hikes, along with solid economic growth and inflation concerns driven largely by record-high energy and commodity prices, pushed interest rates higher across the board.

Although short-term municipal bond yields also rose during the period, long-term municipal yields held firm. As a result, the municipal yield curve flattened as short-term yields approached long-term yields. However, the convergence was less dramatic than in the U.S. Treasury bond market, where the yield curve “inverted” (shorter-term yields surpassed long-term yields).

Through the first eight months of 2006, new municipal bond issuance was down 20% compared with the same period in 2005. This reduction in supply contributed positively to municipal bond

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE...AND WHAT’S BEHIND THE NUMBERS
MBTA sales tax bonds	▲	New structure issued to refinance existing debt
Lower-quality bonds	▲	Demand for yield provided a lift to lower-rated securities
Short-term bonds	▼	Prices declined as the Fed continued to raise short-term interest rates

Portfolio Managers, MFC Global Investment Management (U.S.), LLC
Dianne Sales, CFA, and Frank A. Lucibella, CFA

performance and it also dampened volatility in the municipal market compared with taxable bonds.

Credit environment in Massachusetts

Credit quality in Massachusetts remained healthy thanks to favorable economic conditions. Tax revenues continued to improve, though at a slower rate than in the past couple of years. Nonetheless, the state continued to generate a budget surplus and maintain a fully funded emergency reserve. County and local governments, which saw some of their state funding disappear during the recession earlier in the decade, are now benefiting from the state’s improved financial position.

“Credit quality in Massachusetts
remained healthy thanks to
favorable economic conditions.”

Fund performance

For the year ended August 31, 2006, John Hancock Massachusetts Tax-Free Income Fund’s Class A, Class B and Class C shares posted total returns of 2.38%, 1.67% and 1.67%, respectively, at net asset value. This performance compared with the 2.31% average return of Morningstar’s Muni Massachusetts fund category1 and the 3.03% return of the Lehman Brothers Municipal Bond Index. Keep in mind that your net asset value return will be different from the Fund’s performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

Lower-rated, higher-yielding bonds outperformed

Although municipal bond yields rose over the past year, they remained relatively low by historical standards. Consequently, demand for yield continued to have a significant impact on municipal bond performance; lower-quality bonds, which typically offer the highest yields, were the best performers. This performance trend was especially challenging for

Massachusetts Tax-Free Income Fund

Massachusetts municipal bonds, which lagged the broader municipal market because the overall credit quality of Massachusetts municipal securities is generally higher than the nation as a whole.

Health care bonds, which dominate the lower-quality segment of the Massachusetts municipal market, were among the top performers in the portfolio. We held a diversified group of health care bonds backed by hospitals, assisted living facilities and retirement communities. Sales tax bonds also posted strong returns during the period. In particular, the best individual performers were a new bond structure — sales tax bonds issued by the Massachusetts Bay Transportation Authority in late 2005, when it refinanced a significant amount of its outstanding debt.

Emphasis on shorter-term bonds hindered results

One factor that detracted from portfolio performance relative to the peer group and benchmark index was a notable weighting in short- and intermediate-term bonds. Although rising yields put downward pressure on bonds across all maturities, long-term municipal securities held up better than short- and intermediate-term bonds.

SECTOR DISTRIBUTION[2]

General obligation
bonds	13%

Revenue bonds

Transportation	18%

Education	13%

Health	12%

Electric	4%

Pollution	4%

Industrial
development	4%

Water & sewer	3%

Sales tax	3%

Resource recovery	1%

Economic
development	1%

Correctional facility	1%

Public facility	1%

Housing	1%

All other
revenue bonds	21%

Our shorter-term positioning resulted from individual security selection. We own a number of short- and intermediate-term bonds with relatively high coupon rates that generate a substantial amount of tax-free income for the portfolio. Several of these bonds have been pre-refunded, which means they were refinanced by the issuer in advance of their maturity date. These pre-refunded securities are trading to their call dates — when they will be paid off — rather than their much-longer maturity dates.

Shifting out of these shorter-term bonds and into long-term securities would actually reduce the portfolio’s yield, and we preferred to maintain a higher level of tax-free income for our shareholders.

High-quality securities lagged

With investor demand focused on the lower end of the credit-quality spectrum, higher-rated securities were left behind and

Massachusetts Tax-Free Income Fund

produced the weakest returns. General obligation bonds, which tend to have greater interest rate sensitivity than other municipal securities, were held in check by rising interest rates. Other higher-quality bonds — such as transportation, education and essential services such as water and sewer — have less sensitivity to the economic environment and therefore did not benefit significantly from the healthy economy.

“Health care bonds, which dominate
the lower-quality segment of the
Massachusetts municipal market, were
among the top performers in
the portfolio.”

Outlook

Although the economy has continued to grow at a solid rate, we have seen evidence of a modest, gradual slowing in economic activity. In addition, despite a few flare-ups, inflation has remained generally under control. As a result, the Fed chose not to raise short-term interest rates at its most recent interest rate policy meeting in August. The Fed’s decision not to act — for the first time in more than two years — provided a lift to the bond market over the past month, but it also sparked speculation about when the Fed’s rate-raising activity will come to an end. Economic data in coming months will determine whether the Fed is done or merely pausing before enacting further rate hikes.

In the municipal market, we expect new issuance to pick up during the remainder of 2006, though it will likely fall short of last year’s levels overall. Yield spreads between short- and long-term bonds, as well as between higher- and lower-quality securities, remain near historically narrow levels. We expect this to change going forward and have positioned the portfolio accordingly.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on August 31, 2006.

Massachusetts Tax-Free Income Fund

A look at performance

For the periods ending August 31, 2006

		Average annual returns				Cumulative total returns				SEC 30-
		with maximum sales charge (POP)				with maximum sales charge (POP)				day yield

	Inception				Since				Since	as of
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception	8-31-06

A	9-3-87	–2.25%	3.88%	5.30%	—	–2.25%	20.97%	67.62%	—	3.85%

B	10-3-96	–3.24	3.76	—	5.04%	–3.24	20.28	—	62.83%	3.34

C	4-1-99	0.68	4.10	—	4.20	0.68	22.28	—	35.64	3.33

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Massachusetts Tax-Free Income Fund

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Lehman Brothers Municipal Bond Index.

Class	Period beginning	Without sales charge	With maximum sales charge	Index

B1	10-3-96	$16,283	$16,283	$17,626

C1	4-1-99	13,564	13,564	14,653

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of August 31, 2006. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance. It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 No contingent deferred sales charge applicable.

Massachusetts Tax-Free Income Fund

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2006, with the same investment held until August 31, 2006.

	Account value	Ending value	Expenses paid during period
	on 3-1-06	on 8-31-06	ended 8-31-06[1]

Class A	$1,000.00	$1,023.80	$4.96

Class B	1,000.00	1,016.70	8.57

Class C	1,000.00	1,016.70	8.57

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Massachusetts Tax-Free Income Fund

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2006, with the same investment held until August 31, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 3-1-06	on 8-31-06	ended 8-31-06[1]

Class A	$1,000.00	$1,020.30	$4.95

Class B	1,000.00	1,016.70	8.57

Class C	1,000.00	1,016.70	8.57

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 0.98%, 1.68% and 1.68% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Massachusetts Tax-Free Income Fund

F I N A N C I A L    S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 8-31-06

This schedule is divided into two main categories: tax-exempt long-term bonds and short-term investments. Tax-exempt long-term bonds are broken down by state or territory. Under each state or territory is a list of securities owned by the Fund.

Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Tax-exempt long-term bonds 99.58%					$105,442,887

(Cost $99,370,387)

Massachusetts 90.33%					95,642,700

Boston City Industrial Development
Financing Auth,
Rev Ref Swr Facil Harbor Electric
Energy Co Proj	7.375%	05-15-15	BBB	$205	205,273

Boston Water & Sewer Commission,
Rev Ref Sr Ser 1992A	5.750	11-01-13	AA	500	542,310

Freetown Lakeville Regional School District,
Gen Oblig Unltd	5.000	07-01-23	AAA	1,000	1,060,350

Holyoke Gas & Electric Department,
Rev Ser 2001A	5.000	12-01-31	Aaa	3,410	3,533,715

Massachusetts Bay Transportation Auth,
Rev Assessment Ser A (N)	5.250	07-01-31	AAA	1,000	1,149,070
Rev Preref Spec Assessment Ser 2000A	5.250	07-01-30	AAA	780	825,950
Rev Ref Sales Tax Ser 2005B	5.500	07-01-27	AAA	1,200	1,416,960
Rev Ref Sales Tax Ser 2005B	5.500	07-01-28	AAA	1,000	1,179,790
Rev Ref Ser 1994A	7.000	03-01-14	AA	1,000	1,179,220
Rev Ser 1997D	5.000	03-01-27	AAA	1,000	1,017,110
Rev Spec Assessment Ser 2004A	5.000	07-01-34	AAA	1,000	1,082,710
Rev Unref Bal Spec Assessment
Ser 2000A	5.250	07-01-30	AAA	220	230,069

Massachusetts College Building Auth,
Rev Ref Cap Apprec Ser 2003B	Zero	05-01-19	AAA	1,000	577,640

Massachusetts Development
Finance Agency,
Rev Belmont Hill School	5.000	09-01-31	A	1,000	1,032,890
Rev Boston Univ Ser 2002R-4 (P)	3.540	10-01-42	AAA	1,800	1,800,000
Rev Boston Univ Ser 2005T-1	5.000	10-01-35	AAA	500	523,390
Rev Curry College Ser 2005A	4.500	03-01-25	A	1,000	973,050
Rev Curry College Ser 2006A	5.250	03-01-26	A	1,000	1,051,930
Rev Dominion Energy Brayton Point (P)	5.000	02-01-36	BBB	1,000	1,017,960
Rev Plantation Apts Hsg Prog Ser 2004A	5.000	12-15-24	AAA	2,320	2,317,077

See notes to financial statements

Massachusetts Tax-Free Income Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Massachusetts (continued)

Massachusetts Development Finance
Agency, (continued)
Rev Ref Combined Jewish
Philanthropies Ser 2002A	5.250%	02-01-22	Aa3	$1,875	$2,010,806
Rev Ref Resource Recovery
Southeastern Ser 2001A	5.625	01-01-16	AAA	500	546,220
Rev Resource Recovery Ogden
Haverhill Proj Ser 1998B	5.500	12-01-19	BBB	1,500	1,556,385
Rev Volunteers of America Concord
Ser 2000A	6.900	10-20-41	AAA	1,000	1,115,310
Rev YMCA Greater Boston Iss (G)	5.450	11-01-28	AA	3,000	3,161,670
Rev YMCA Greater Boston Iss (G)	5.350	11-01-19	AA	1,000	1,051,830

Massachusetts Health & Educational
Facilities Auth,
Rev Civic Investments Inc Ser 2002B (G)	9.200	12-15-31	BB	2,000	2,467,760
Rev Harvard Univ Iss Ser 2000W	6.000	07-01-35	Aaa	1,000	1,094,260
Rev Jordan Hosp Ser 2003E	6.750	10-01-33	BBB–	1,500	1,644,585
Rev Ref Boston College Iss Ser 1998L	5.000	06-01-26	AA–	1,000	1,019,990
Rev Ref Boston College Iss Ser 1998L	4.750	06-01-31	AA–	1,000	1,004,540
Rev Ref Emerson Hosp Ser 2005E	5.000	08-15-35	AA	1,000	1,025,380
Rev Ref Harvard Pilgrim Health
Ser 1998A	5.000	07-01-18	AAA	1,000	1,023,100
Rev Ref Lahey Clinic Med Ctr Ser 2005C	5.000	08-15-23	AAA	1,000	1,056,120
Rev Ref New England Med Ctr Hosp
Ser 2002H	5.000	05-15-25	AAA	1,000	1,044,620
Rev Ref Partners Healthcare Sys
Ser 2001C	5.750	07-01-32	AA	1,000	1,082,580
Rev Ref South Shore Hosp Ser 1999F	5.750	07-01-29	A	1,000	1,054,630
Rev Ref Williams College Ser 2003H	5.000	07-01-33	AA+	1,500	1,557,915
Rev Simmons College Ser 2000D	6.150	10-01-29	AAA	1,000	1,104,800
Rev Univ of Mass Worcester Campus
Ser 2001B	5.250	10-01-31	AAA	1,500	1,584,720
Rev Wheelock College Ser 2000B	5.625	10-01-30	Aaa	1,000	1,062,950

Massachusetts Housing Finance Agency,
Rev Rental Mtg Ser 2001A	5.800	07-01-30	AAA	975	1,010,197
Rev Ser 2003B	4.700	12-01-16	AA–	2,310	2,349,386

Massachusetts Industrial Finance Agency,
Rev Assisted Living Facil Newton
Group Properties	8.000	09-01-27	AAA	1,975	2,101,143
Rev Assisted Living Facil TNG Marina
Bay LLC Proj	7.500	12-01-27	AAA	1,000	1,055,290
Rev Dana Hall School Iss (G)	5.800	07-01-17	AA	1,090	1,130,428
Rev Ref Resource Recovery Ogden
Haverhill Proj Ser 1998A	5.600	12-01-19	BBB	500	515,500

See notes to financial statements

Massachusetts Tax-Free Income Fund

F I N A N C I A L    S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Massachusetts (continued)

Massachusetts Industrial Finance Agency,
Rev Wtr Treatment American
Hingham Proj	6.900%	12-01-29	A	$1,210	$1,221,338
Rev Wtr Treatment American
Hingham Proj	6.750	12-01-20	A	2,780	2,804,742

Massachusetts Municipal Wholesale
Electric Co,
Rev Pwr Supply Sys (P)	6.620	07-01-18	AAA	1,000	1,012,700

Massachusetts Port Auth,
Rev Ser 1999C	5.750	07-01-29	AAA	1,250	1,345,150
Rev Spec Facil US Air Proj Ser 1996A	5.750	09-01-16	AAA	1,000	1,021,720

Massachusetts Turnpike Auth,
Rev Ref Metro Hwy Sys Sr Ser 1997A	5.125	01-01-23	AAA	4,300	4,401,007
Rev Ref Metro Hwy Sys Sr Ser 1997A	5.000	01-01-37	AAA	300	305,934
Rev Ref Metro Hwy Sys Sr Ser 1997C	Zero	01-01-20	AAA	1,000	557,540

Massachusetts Water Pollution
Abatement Trust,
Rev Preref Pool Prog Ser 7	5.125	02-01-31	AAA	645	685,654
Rev Ref Pool Prog Ser 9	5.250	08-01-18	AAA	2,500	2,744,950
Rev Unref Bal Pool Prog Ser 7	5.125	02-01-31	AAA	1,775	1,839,450

Massachusetts, Commonwealth of,
Gen Oblig Ltd Ref	5.500	11-01-17	AAA	1,000	1,139,100
Gen Oblig Ltd Ref Ser 2001C	5.375	12-01-19	AA	1,000	1,080,340
Gen Oblig Ltd Ref Ser 2002C	5.500	11-01-15	AA	1,000	1,124,480
Gen Oblig Ltd Ref Ser 2004B	5.250	08-01-20	AA	1,000	1,119,870
Gen Oblig Ltd Ser 2005C	5.000	09-01-24	AA	1,000	1,058,680
Gen Oblig Unltd Ref Ser 2004C	5.500	12-01-24	AAA	2,000	2,345,840
Rev Spec Oblig Dedicated Tax	5.250	01-01-26	AAA	1,000	1,091,990

Narragansett Regional School District,
Gen Oblig Unltd	5.375	06-01-18	Aaa	1,000	1,067,240

Pittsfield, City of,
Gen Oblig Ltd	5.000	04-15-19	AAA	1,000	1,061,500

Plymouth, County of,
Rev Ref Cert of Part Correctional
Facil Proj	5.000	04-01-22	AAA	1,000	1,039,340

Rail Connections, Inc.,
Rev Cap Apprec Rte 128 Pkg Ser 1999B	Zero	07-01-18	Aaa	1,750	904,190
Rev Cap Apprec Rte 128 Pkg Ser 1999B	Zero	07-01-19	Aaa	2,415	1,168,184

Route 3 North Transit
Improvement Associates,
Rev Lease	5.375	06-15-29	AAA	3,100	3,294,432

University of Massachusetts,
Rev Bldg Auth Facil Gtd Ser 2000A	5.125	11-01-25	AAA	1,000	1,058,750

See notes to financial statements

Massachusetts Tax-Free Income Fund

F I N A N C I A L    S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Puerto Rico 9.25%					$9,800,187

Puerto Rico Aqueduct & Sewer Auth,
Rev Inverse Floater (Gtd) (P)	7.720%	07-01-11	AAA	$2,000	2,397,960

Puerto Rico Highway &
Transportation Auth,
Rev Preref Hwy Ser 1996Y	6.250	07-01-14	BBB+	955	1,110,073
Rev Ref Hwy Ser 2003AA	5.500	07-01-19	AAA	2,000	2,294,380
Rev Unref Bal Hwy Ser 1996Y	6.250	07-01-14	BBB+	45	51,359

Puerto Rico Public Buildings Auth,
Rev Gov’t Facils Ser 1997B (Gtd)	5.000	07-01-27	AAA	1,000	1,027,410

Puerto Rico, Commonwealth of,
Gen Oblig Unltd Ser 975 (P)	6.360	07-01-18	Aaa	1,500	1,715,385
Rev Inverse Floater (P)	7.720	07-01-11	AAA	1,000	1,203,620

			Interest	Par value
Issuer, description, maturity date			rate	(000)	Value

Short-term investments 0.21%					$217,000

(Cost $217,000)

Joint Repurchase Agreement 0.21%					217,000

Investment in a joint repurchase agreement transaction
with Barclays Capital, Inc. — Dated 8-31-06, due
9-1-06 (Secured by U.S. Treasury Inflation Indexed
Note 2.000%, due 1-15-16)			5.240%	$217	217,000

Total investments (cost $97,587,387) 99.79%					$105,659,887

Other assets and liabilities, net 0.21%					$225,082

Total net assets 100.00%					$105,884,969

(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(N) This security has an aggregate value of $1,140,620, or 1.08% of the Fund's net assets, and has been purchased on a when-issued basis. The purchase price and the interest rate of such securities are fixed at trade date, although the Fund does not earn any interest on such securities until settlement date. The Fund has instructed its custodian bank to segregate assets with a current value at least equal to the amount of its when-issued commitments. Accordingly, the market value of $1,177,014 of Massachusetts Turnpike Authority, 5.125%, 1-1-23, has been segregated to cover the when-issued commitments.

(P) Represents rate in effect on August 31, 2006.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

Massachusetts Tax-Free Income Fund

F I N A N C I A L    S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-06

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $99,587,387)	$105,659,887
Cash	652
Receivable for shares sold	216,892
Interest receivable	1,296,533
Other assets	6,323

Total assets	107,180,287

Liabilities

Payable for settlement of investments purchased on a when-issued basis	1,140,620
Payable for shares repurchased	21,750
Dividends payable	11,290
Payable to affiliates
Management fees	45,773
Distribution and service fees	8,414
Other	6,421
Other payables and accrued expenses	61,050

Total liabilities	1,295,318

Net assets

Capital paid-in	99,825,127
Accumulated net realized loss on investments	(19,999)
Net unrealized appreciation of investments	6,072,500
Accumulated net investment income	7,341

Net assets	$105,884,969

Net asset value per share

Based on net asset values and shares outstanding - the Fund has an unlimited number of shares authorized with no par value
Class A ($77,725,411 ÷ 6,148,651 shares)	$12.64
Class B ($17,418,656 ÷ 1,377,948 shares)	$12.64
Class C ($10,740,902 ÷ 849,712 shares)	$12.64

Maximum offering price per share

Class A1 ($12.64 ÷ 95.5%)	$13.24

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Massachusetts Tax-Free Income Fund

F I N A N C I A L    S T A T E M E N T S

Statement of operations For the year ended 8-31-06.

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$5,345,882

Total investment income	5,345,882

Expenses

Investment management fees	515,873
Class A distribution and service fees	224,348
Class B distribution and service fees	188,746
Class C distribution and service fees	95,174
Transfer agent fees	68,411
Accounting and legal services fees	20,556
Compliance fees	3,978
Custodian fees	40,585
Printing	23,430
Professional fees	21,053
Registration and filing fees	15,208
Trustees’ fees	5,414
Interest	673
Miscellaneous	953

Total expenses	1,224,402
Less expense reductions	(2)

Net expenses	1,224,400

Net investment income	4,121,482

Realized and unrealized gain (loss)

Net realized gain on investments	38,153
Change in net unrealized appreciation (depreciation) of investments	(1,948,756)

Net realized and unrealized loss	(1,910,603)

Increase in net assets from operations	$2,210,879

See notes to financial statements

Massachusetts Tax-Free Income Fund

F I N A N C I A L    S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	8-31-05	8-31-06

Increase (decrease) in net assets

From operations
Net investment income	$4,086,596	$4,121,482
Net realized gain	25,556	38,153
Change in net unrealized appreciation (depreciation)	926,725	(1,948,756)

Increase in net assets resulting from operations	5,038,877	2,210,879

Distributions to shareholders
From net investment income
Class A	(3,022,337)	(3,084,823)
Class B	(729,933)	(646,607)
Class C	(278,232)	(325,306)
From net realized gain
Class A	—	(22,507)
Class B	—	(5,846)
Class C	—	(2,724)
	(4,030,502)	(4,087,813)

From Fund share transactions	2,336,559	3,225,905

Net assets

Beginning of period	101,191,064	104,535,998
End of period[1]	$104,535,998	$105,884,969

1 Includes accumulated net investment income of $7,342 and $7,341, respectively.

See notes to financial statements

Massachusetts Tax-Free Income Fund

F I N A N C I A L    S T A T E M E N T S

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	8-31-02[1]	8-31-03	8-31-04	8-31-05	8-31-06

Per share operating performance

Net asset value, beginning of period	$12.41	$12.50	$12.38	$12.75	$12.87
Net investment income[2]	0.58	0.57	0.56	0.54	0.53
Net realized and unrealized
gain (loss) on investments	0.08	(0.13)	0.36	0.11	(0.24)
Total from investment operations	0.66	0.44	0.92	0.65	0.29
Less distributions
From net investment income	(0.57)	(0.56)	(0.55)	(0.53)	(0.52)
From net realized gain	—	—	—	—	—[3]
	(0.57)	(0.56)	(0.55)	(0.53)	(0.52)
Net asset value, end of period	$12.50	$12.38	$12.75	$12.87	$12.64
Total return[4] (%)	5.54	3.57	7.55	5.21	2.38

Ratios and supplemental data

Net assets, end of period
(in millions)	$65	$66	$71	$76	$78
Ratio of net expenses
to average net assets (%)	1.03	1.02	1.01	1.04	0.99
Ratio of net investment income
to average net assets (%)	4.72	4.54	4.40	4.20	4.19
Portfolio turnover (%)	15	13	44	26	15

See notes to financial statements

Massachusetts Tax-Free Income Fund

F I N A N C I A L    S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	8-31-02[1]	8-31-03	8-31-04	8-31-05	8-31-06

Per share operating performance

Net asset value, beginning of period	$12.41	$12.50	$12.38	$12.75	$12.87
Net investment income[2]	0.50	0.49	0.47	0.45	0.44
Net realized and unrealized
gain (loss) on investments	0.08	(0.13)	0.36	0.11	(0.24)
Total from investment operations	0.58	0.36	0.83	0.56	0.20
Less distributions
From net investment income	(0.49)	(0.48)	(0.46)	(0.44)	(0.43)
From net realized gain	—	—	—	—	—[3]
	(0.49)	(0.48)	(0.46)	(0.44)	(0.43)
Net asset value, end of period	$12.50	$12.38	$12.75	$12.87	$12.64
Total return[4] (%)	4.80	2.85	6.80	4.48	1.67

Ratios and supplemental data

Net assets, end of period
(in millions)	$23	$23	$23	$20	$17
Ratio of net expenses
to average net assets (%)	1.73	1.72	1.71	1.74	1.69
Ratio of net investment income
to average net assets (%)	4.02	3.83	3.70	3.50	3.49
Portfolio turnover (%)	15	13	44	26	15

See notes to financial statements

Massachusetts Tax-Free Income Fund

F I N A N C I A L    S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	8-31-02[1]	8-31-03	8-31-04	8-31-05	8-31-06

Per share operating performance

Net asset value, beginning of period	$12.41	$12.50	$12.38	$12.75	$12.87
Net investment income[2]	0.50	0.48	0.47	0.45	0.44
Net realized and unrealized
gain (loss) on investments	0.08	(0.12)	0.36	0.11	(0.24)
Total from investment operations	0.58	0.36	0.83	0.56	0.20
Less distributions
From net investment income	(0.49)	(0.48)	(0.46)	(0.44)	(0.43)
From net realized gain	—	—	—	—	—[3]
	(0.49)	(0.48)	(0.46)	(0.44)	(0.43)
Net asset value, end of period	$12.50	$12.38	$12.75	$12.87	$12.64
Total return[4] (%)	4.80	2.85	6.80	4.48	1.67

Ratios and supplemental data

Net assets, end of period
(in millions)	$4	$7	$8	$8	$11
Ratio of net expenses
to average net assets (%)	1.73	1.72	1.71	1.74	1.69
Ratio of net investment income
to average net assets (%)	4.02	3.81	3.69	3.49	3.48
Portfolio turnover (%)	15	13	44	26	15

1 As required, effective 9-1-01, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended 8-31-02 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain per share by $0.01 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 4.68%, 3.98% and 3.98%, for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 9-1-01 have not been restated to reflect this change in presentation.

2 Based on the average of the shares outstanding.

3 Capital gains distribution less than $0.01.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

See notes to financial statements

Massachusetts Tax-Free Income Fund

Notes to financial statements

Note A
Accounting policies

John Hancock Massachusetts Tax-Free Income Fund (the “Fund”) is a non-diversified series of John Hancock Tax-Exempt Series Fund (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund seeks a high level of current income, consistent with the preservation of capital, that is exempt from federal and Massachusetts personal income taxes. Since the Fund invests primarily in Massachusetts state issuers, the Fund may be affected by political, economic or regulatory developments in the state of Massachusetts.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund
are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis. Some securities may be purchased on a “when-issued” or “forward commitment” basis, which means that the securities will be delivered to the Fund at a future date, usually beyond the customary settlement date.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and

Massachusetts Tax-Free Income Fund

service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifi-able to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended August 31, 2006.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Fund, and has not at this time quantified the impact, if any, resulting from the adoption of the Interpretation on the Fund's financial statements.

In September 2006, FASB Standard No. 157, Fair Value Measurements (the “FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of the FAS 157 to the Fund, and its impact, if any, resulting from the adoption of the FAS 157 on the Fund’s financial statements.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund’s net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended August 31, 2005, the tax character of distributions paid was as follows: ordinary income $14,051 and exempt income $4,016,451. During the year ended August 31, 2006, the tax character of distributions paid was as follows: ordinary income $6,154 and exempt income $4,050,581. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of August 31, 2006, the components of distributable earnings on a tax basis included $22,831 of undistributed exempt income and $38,261 of undistributed long-term capital gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in

Massachusetts Tax-Free Income Fund

excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $250,000,000 of the Fund's average daily net asset value, (b) 0.45% of the next $250,000,000, (c) 0.425% of the next $500,000,000, (d) 0.40% of the next $250,000,000 and (e) 0.30% of the Fund's average daily net asset value in excess of $1,250,000,000.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICO”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

Effective October 1, 2006, Sovereign changed its name to MFC Global Investment Management (U.S.), LLC.

The Fund has an agreement with its custodian bank, under which custody fees are reduced by balance credits applied during the period. Accordingly, the expense reductions related to custody fee offsets amounted to $2 which had no impact on the Fund’s ratio of expenses to average net assets, for the year ended August 31, 2006. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended August 31, 2006, JH Funds received net up-front sales charges of $162,478 with regard to sales of Class A shares. Of this amount, $20,660 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $128,597 was paid as sales commissions to unrelated broker-dealers and $13,221 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, JHLICO, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from

Massachusetts Tax-Free Income Fund

the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended August 31, 2006, CDSCs received by JH Funds amounted to $20,667 for Class B shares and $209 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICO. The Fund pays a monthly transfer agent fee at an annual rate of 0.01% of each class’s average daily net asset values, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeded the median transfer agency fee for comparable mutual funds by 0.05% . There were no transfer agent fee reductions during the year ended August 31, 2006. Signature Services terminated this agreement June 30, 2006.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $20,556. The Fund also paid the Adviser the amount of $1,469 for certain publishing services, included in the printing fees. The Fund reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Massachusetts Tax-Free Income Fund

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 8-31-05			Year ended 8-31-06
	Shares	Amount	Shares	Amount

Class A shares

Sold	1,007,973	$12,886,558	849,330	$10,705,888
Distributions reinvested	162,256	2,075,588	163,970	2,066,332
Repurchased	(823,719)	(10,538,080)	(761,829)	(9,604,132)
Net increase	346,510	$4,424,066	251,471	$3,168,088

Class B shares

Sold	110,647	$1,414,629	97,643	$1,232,887
Distributions reinvested	33,671	430,661	27,451	346,032
Repurchased	(345,491)	(4,417,029)	(318,594)	(4,011,749)
Net decrease	(201,173)	($2,571,739)	(193,500)	($2,432,830)

Class C shares

Sold	132,445	$1,693,309	268,906	$3,390,122
Distributions reinvested	14,229	182,007	16,986	213,988
Repurchased	(108,776)	(1,391,084)	(88,583)	(1,113,463)
Net increase	37,898	$484,232	197,309	$2,490,647

Net increase	183,235	$2,336,559	255,280	$3,225,905)

Note D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended August 31, 2006, aggregated $19,136,480 and $15,793,226, respectively.

The cost of investments owned on August 31, 2006, including short-term investments, for federal income tax purposes, was $99,376,244. Gross unrealized appreciation and depreciation of investments aggregated $6,297,977 and $14,334, respectively, resulting in net unrealized appreciation of $6,283,643. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the amortization of premiums and accretion of discounts on debt securities.

Note E
Reclassification of accounts

During the year ended August 31, 2006, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of  $125, a decrease in accumulated net investment income of $64,747 and an increase in capital paid-in of $64,622. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of August 31, 2006. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for amortization of premium. The calculation of net investment income per share in the Fund’s Financial Highlights excludes these adjustments.

Massachusetts Tax-Free Income Fund

Auditors’ report
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
John Hancock Massachusetts Tax-Free Income Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Massachusetts Tax-Free Income Fund (the “Fund”) as of August 31, 2006, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities as of August 31, 2006 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 18, 2006

Tax information
Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended August 31, 2006.

The Fund has designated distributions to shareholdders of $31,077 as a long-term capital gain dividend.

None of the 2006 income dividends qualify for the corporate dividends-received deduction. Shareholders who are not subject to the alternative minimum tax received income dividends that are 99.85% tax-exempt. The percentage of income dividends from the Fund subject to the alternative minimum tax is 14.12% . None of the income dividends were derived from U.S. Treasury Bills.

For specific information on exception provisions in your state, consult your local state tax officer or your tax adviser. Shareholders will be mailed a 2006 U.S. Treasury Department Form 1099-DIV in January 2007. This will reflect the total of all distributions that are taxable for calendar year 2006.

Board Consideration of and
Continuation of Investment
Advisory Agreement and Sub-
Advisory Agreement: John Hancock
Massachusetts Tax-Free Income Fund

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Tax-Exempt Series Fund (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Sovereign Asset Management LLC (the “Sub-Adviser”) for the John Hancock Massachusetts Tax-Free Income Fund (the “Fund”). The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At meetings held on May 1–2 and June 5–6, 2006,1 the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Sub-Adviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the “Category”) and a peer group of comparable funds (the “Peer Group”) each selected by Morningstar Inc. (“Morningstar”), an independent provider of investment company data, for a range of periods ended December 31, 2005; (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group; (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Sub-Adviser; (iv) the Adviser’s financial results and condition including its and certain of its affiliates’ profitability from services performed for the Fund; (v) breakpoints in the Fund’s and the Peer Group’s fees and information about economies of scale; (vi) the Adviser’s and Sub-Adviser’s record of compliance with applicable laws and regulations with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Sub-Adviser’s compliance department; (vii) the background and experience of senior management and investment professionals and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Sub-Adviser.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Sub-Adviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Sub-Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were sufficient to support renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2005. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the periods under review was generally competitive with the performance of the Peer Group and Category medians, and its benchmark index, the Lehman Brothers Municipal Bond Index. The Board noted that, for the time periods under review ended December 31, 2005, the Fund’s performance was higher than the performance of the Peer Group and Category medians, and was higher than or not appreciably lower than the performance of the benchmark index.

Investment advisory fee and sub-
advisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was equal to the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (“Expense Ratio”). The Board received and considered information comparing the Expense Ratio of the Fund to that of the Category and Peer Group medians. The Board noted that the Fund’s Expense Ratio was higher than the Category and Peer Group medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment sub-advisory fee rate (the “Sub-Advisory Agreement Rate”) payable by the Adviser to the Sub-Adviser for investment sub-advisory services. The Board concluded that the Sub-Advisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Sub-Adviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Sub-Adviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Sub-Advisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Sub-Adviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Sub-Adviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Sub-Adviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

1 The Board previously considered information about the Sub-Advisory Agreement at the September and December 2005 Board meetings in connection with the Adviser’s reorganization.

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion , Born: 1946	2005	53

Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin , Born: 1940	2005	53

Director and Treasurer, Alpha Analytical Laboratories Inc. (chemical analysis)
(since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency,
Inc. (since 1995); Part Owner and Vice President, Mone Lawrence Carlin
Insurance Agency, Inc. (until 2005); Director and Treasurer, Rizzo Associates
(engineering) (until 2000); Chairman and CEO, Carlin Consolidated, Inc.
(management/investments) (since 1987); Director and Partner, Proctor Carlin
& Co., Inc. (until 1999); Trustee, Massachusetts Health and Education Tax
Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp.
(until 2001), Arbella Mutual (insurance) (until 2000), HealthPlan Services, Inc.
(until 1999), Flagship Healthcare, Inc. (until 1999), Carlin Insurance Agency, Inc.
(until 1999); Chairman, Massachusetts Board of Higher Education (until 1999).

Richard P. Chapman, Jr.,[2] Born: 1935	1987	53

President and Chief Executive Officer, Brookline Bancorp, Inc. (lending) (since
1972); Chairman and Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998); Vice Chairman, Northeastern University Board of Trustees (since 2004).

William H. Cunningham , Born: 1944	2005	160

Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies (until
2001); Director of the following: Hire.com (until 2004), STC Broadcasting, Inc.
and Sunrise Television Corp. (until 2001), Symtx, Inc. (electronic manufacturing)
(since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation
(insurance) (since 2006), Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity Holdings (formerly Billing Concepts)

Independent Trustees (continued)

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

William H. Cunningham , Born: 1944 (continued)	2005	160

(until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures
(until 2001), AskRed.com (until 2001), Southwest Airlines, Introgen and
Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory
Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory
Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank
(formerly Texas Commerce Bank – Austin), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc.
(diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	2004	160

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas, Inc.
(retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(until 2007).

John A. Moore,[2] Born: 1939	1996	53

President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Senior Scientist, Sciences International
(health research) (until 2003); Former Assistant Administrator and Deputy
Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research
(nonprofit research) (since 2002).

Patti McGill Peterson,[2] Born: 1943	1996	53

Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2005	53

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustee[3]

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	262

President, John Hancock Annuities; Executive Vice President, John Hancock
Life Insurance Company (since June, 2004); Chairman and Director, John
Hancock Advisers, LLC (the “Adviser”), John Hancock Funds, LLC and The
Berkeley Financial Group, LLC (“The Berkeley Group”) (holding company) (since
2005); President, U.S. Annuities; Senior Vice President, The Manufacturers
Life Insurance Company (U.S.A.) (until 2004).

Principal officers who are not Trustees

Name, age
Position(s) held with Fund		Officer
Principal occupation(s) and		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser, The Berkeley Group, John
Hancock Funds, LLC (since 2005); Director, MFC Global Investment Management
(U.S.), LLC (“MFC Global (U.S.)”) (since 2005); Director, John Hancock Signature
Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds II, John Hancock Funds III and John Hancock Trust;
Director, Chairman and President, NM Capital Management, Inc. (since 2005);
Chairman, Investment Company Institute Sales Force Marketing Committee
(since 2003); Director, President and Chief Executive Officer, MFC Global (U.S.)
(2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.)
(since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2006);
Vice President and Associate General Counsel, Massachusetts Mutual Life
Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel,
MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal Counsel,
MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947		2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment
Management Services, LLC, the Adviser and MFC Global (U.S.) (since 2005);
Vice President and Chief Compliance Officer, John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and
Ethics & Compliance Officer, Fidelity Investments (until 2001).

Principal officers who are not Trustees (continued)

Name, age
Position(s) held with Fund	Officer
Principal occupation(s) and	of Fund
directorships during past 5 years	since

Gordon M. Shone, Born: 1956	2006

Treasurer
Treasurer, John Hancock Funds (since 2006), John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Chief Financial Officer, John Hancock Trust (2003–2005); Senior Vice President,
John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers,
LLC (since 2006) and The Manufacturers Life Insurance Company (U.S.A.)
(1998–2000).

John G. Vrysen, Born: 1955	2005

Chief Financial Officer
Director, Executive Vice President and Chief Financial Officer, the Adviser, The
Berkeley Group and John Hancock Funds, LLC (since 2005); Executive Vice
President and Chief Financial Officer, John Hancock Investment Management
Services, LLC (since 2005); Vice President and Chief Financial Officer, MFC Global
(U.S.) (since 2005); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2005); Vice President and General Manager, Fixed Annuities,
U.S. Wealth Management (until 2005); Vice President, Operations, Manulife
Wood Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2Member of Audit Committee.

3Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Kirkpatrick & Lockhart
601 Congress Street	One Wall Street	Nicholson Graham LLP
Boston, MA 02210-2805	New York, NY 10286	1 Lincoln Street
Boston, MA 02111-2950
Subadviser	Transfer agent
MFC Global Investment	John Hancock Signature	Independent registered
Management (U.S.), LLC	Services, Inc.	public accounting firm
101 Huntington Avenue	1 John Hancock Way,	PricewaterhouseCoopers LLP
Boston, MA 02199	Suite 1000	125 High Street
	Boston, MA 02217-1000	Boston, MA 02110
Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

J O H N   H A N C O C K   F A M I L Y   O F  F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Classic Value Fund
Classic Value Fund II	International Core Fund
Core Equity Fund	International Fund
Focused Equity Fund	International Growth Fund
Growth Fund
Growth Opportunities Fund	INCOME
Growth Trends Fund	Bond Fund
Intrinsic Value Fund	Government Income Fund
Large Cap Equity Fund	High Yield Fund
Large Cap Select Fund	Investment Grade Bond Fund
Mid Cap Equity Fund	Strategic Income Fund
Mid Cap Growth Fund
Multi Cap Growth Fund	TAX-FREE INCOME
Small Cap Equity Fund	California Tax-Free Income Fund
Small Cap Fund	High Yield Municipal Bond Fund
Small Cap Intrinsic Value Fund	Massachusetts Tax-Free Income Fund
Sovereign Investors Fund	New York Tax-Free Income Fund
U.S. Core Fund	Tax-Free Bond Fund
U.S. Global Leaders Growth Fund
Value Opportunities Fund	MONEY MARKET
Money Market Fund
ASSET ALLOCATION & LIFESTYLE	U.S. Government Cash Reserve
Allocation Core Portfolio
Allocation Growth + Value Portfolio	CLOSED-END
Lifestyle Aggressive Portfolio	Bank & Thrift Opportunity
Lifestyle Balanced Portfolio	Financial Trends
Lifestyle Conservative Portfolio	Income Securities
Lifestyle Growth Portfolio	Investors Trust
Lifestyle Moderate Portfolio	Patriot Global Dividend
Patriot Preferred Dividend
SECTOR	Patriot Premium Dividend I
Financial Industries Fund	Patriot Premium Dividend II
Health Sciences Fund	Patriot Select Dividend
Real Estate Fund	Preferred Income
Regional Bank Fund	Preferred Income II
Technology Fund	Preferred Income III
Technology Leaders Fund	Tax-Advantaged Dividend

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds. com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Massachusetts Tax-Free Income Fund.

7700A 8/06
10/06

ITEM 2. CODE OF ETHICS.

As of the end of the period, August 31, 2006, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $40,870 for the fiscal year ended August 31, 2005 (broken out as follows: John Hancock Massachusetts Tax-Free Income Fund - $20,435 and John Hancock New York Tax-Free Income Fund - $20,435) and $35,600 for the fiscal year ended August 31, 2006 (broken out as follows: John Hancock Massachusetts Tax-Free Income Fund - $17,800 and John Hancock New York Tax-Free Income Fund - $17,800). These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services
There were no audit-related fees during the fiscal year ended August 31, 2005 and fiscal year ended August 31, 2006 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $6,800 for the fiscal year ended August 31, 2005 (broken out as follows: John Hancock Massachusetts Tax-Free Income Fund - $3,400 and John Hancock New York Tax-Free Income Fund - $3,400) and $5,000 for the fiscal year ended August 31, 2006 (broken out as follows: John Hancock Massachusetts Tax-Free Income Fund - $2,500 and John Hancock New York Tax-Free Income Fund - $2,500). The nature of the services comprising the tax fees was the review of the registrant’s income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees
There were no other fees during the fiscal year ended August 31, 2005 and fiscal year ended August 31, 2006 billed to the registrant or to the control affiliates.

(e)(1) See attachment "Approval of Audit, Audit-related, Tax and Other Services", with the audit committee pre-approval policies and procedures.

(e)(2) There were no fees that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended August 31, 2005 and August 31, 2006 on behalf of the registrant or on behalf of the control affiliates that relate directly to the operations and financial reporting of the registrant.

(f) According to the registrant’s principal accountant, for the fiscal year ended August 31, 2006, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $128,631 for the fiscal year ended August 31, 2005, and $438,491 for the fiscal year ended August 31, 2006.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Charles L. Ladner - Chairman
Richard P. Chapman, Jr.
Dr. John A. Moore
Patti McGill Peterson

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders August recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Approval of Audit, Audit-related, Tax and Other Services is attached.

(c)(2) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(3) Proxy Voting Policies and Procedures are attached.

(c)(4) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Exempt Series Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 27, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: October 27, 2006